Other income/(expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other income:
Foreign exchange gains	$ 5,060	$ 8,661
Government grants	3,095	3,134	$ 1,434
Others	2,119	1,154	399
Other income, Total	10,274	12,949	1,833
Other expense:
Impairment of property, plant and equipment	(2,915)	(3,678)
Impairment of right-of-use assets	(1,889)	(2,088)
Foreign exchange losses			(5,704)
Fair value losses on warrant			(2,452)
Others	(80)	(2,636)	(5,353)
Other expense, Total	$ (4,884)	$ (8,402)	$ (13,509)